POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Total contribution	CAD 187	CAD 160